FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [abstract]
Sensitivity analysis for types of market risk [text block]
Thousands of U.S. dollars
INTEREST RATE	2017
FAIR VALUE	(1,212)
0.10%	(1,174)
-0.10%	(1,248)

Disclosure of detailed information about hedging instruments [text block]
Thousands of U.S. dollars
CROSS-CURRENCY	2017
FAIR VALUE	3,037
0.10%	2,718
-0.10%	3,838

Disclosure of information about credit exposures designated as measured at fair value through profit or loss [text block]
2017	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	253	904,880	303	-	-	-	10%	3,220.8400800	281	34	-	-
Euro - Dirham Moroccan	527	5,915	632	-	-	-	10%	10.1000968	586	70	-	-
Euro - Peruvian Nuevos Soles	37	144	44	-	-	-	10%	3.5025557	41	5	-	-
Euro - USD	2,999	3,597	3,597	-	-	-	10%	1.0793700	3,332	400	-	-
Chilean Pesos – USD	7,982	13	13	-	-	-	10%	0.0014629	8,875	1	-	-
Mexican Pesos – USD	970	-	49	-	-	-	10%	0.0457715	-	(49)	-	-
Brazilian Reais – USD	27	8	8	-	-	-	10%	0.2720677	30	1	-	-
Guatemalan Quetzal – USD	82	11	11	-	-	-	10%	0.1225362	91	1	-	-
Colombian Pesos – USD	610,695	205	205	-	-	-	10%	0.0003016	678,550	23	-	-
Peruvian Nuevos Soles - USD	26,358	8,123	8,123	5,822	1,794	1,794	10%	0.2773498	29,287	903	6,469	(199)
United States Dolar - Euro	8	6	8	-	-	-	10%	0.7504378	9	1	-	-
United States Dolar - MXN	10	202	10	-	-	-	10%	17.6966100	11	1	-	-
Chilean Pesos – Euro	132,016	179	215	-	-	-	10%	0.0012198	146,423	20	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

2016	Financial assets (*)			Financial liabilities (*)			Sensitivity analysis
Functional currency - financial asset/liability currency	Functional currency (thousands)	Asset currency (thousands)	U.S. Dollar (thousands)	Functional currency (thousands)	Liability currency (thousands)	U.S. Dollar (thousands)	Appreciation of asset/liability currency vs functional currency		Appreciation of financial assets in functional currency	Statements of operations (thousands of U.S. dollar)	Appreciation of financial liabilities in functional currency	Statements of operations (thousands of U.S. dollar)
Euro - Colombian Pesos	244	817,344	272	-	-	-	10%	2,846.7435699	287	45	-	-
Euro - Dirham Moroccan	252	2,848	281	-	-	-	10%	9.6064349	297	47	-	-
Euro - Peruvian Nuevos Soles	64	241	72	-	-	-	10%	3.1838036	76	12	-	-
Euro - USD	3,515	3,705	3,705	-	-	-	10%	0.9486900	3,905	412	-	-
Chilean Pesos – USD	212	-	-	-	-	-	10%	0.0013487	235	-	-	-
Mexican Pesos – USD	6	-	-	-	-	-	10%	0.0436482	-	-	-	-
Brazilian Reais – USD	6	2	2	-	-	-	10%	0.2761499	7	-	-	-
Guatemalan Quetzal – USD	2,442	325	325	-	-	-	10%	0.1196470	2,713	36	-	-
Colombian Pesos – USD	590,271	197	197	-	-	-	10%	0.0002999	655,857	22	-	-
Peruvian Nuevos Soles - USD	23,484	6,998	6,998	5,138	1,531	1,531	10%	0.2681764	26,094	778	5,709	(170)
United States Dolar - Euro	11,068	10,500	11,068	-	-	-	10%	0.8538089	12,298	1,230	-	-
United States Dolar - MXN	79	1,627	79	-	-	-	10%	18.5574600	88	9	-	-
Chilean Pesos – Euro	292	-	-	-	-	-	10%	0.0012795	324	-	-	-

(*) Financial liabilities correspond to borrowing in currencies other than functional currencies. Financial assets correspond to cash and cash equivalents in currencies other than functional currencies.

Disclosure of financial debt with third parties [text block]
	Thousands of U.S. dollars
	2016	2017
Senior Secured Notes (Note 17)	303,350	398,346
Brazilian bonds - Debentures (Note 17)	156,596	21,055
Bank borrowings (Note 17)	71,353	56,392
Finance lease payables (Note 17)	3,636	10,498
Less: Cash and cash equivalents (Note 15)	(194,035)	(141,762)
Net financial debt with third parties	340,900	344,529